SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Short Term Bank Deposits Bear Interest Average Rate	1.88%	2.37%
Restricted Short Term Deposits	$ 6,409	$ 7,374
Long Term Bank Deposits Bear Interest Average Rate	2.16%	3.29%
Restricted Long Term Deposits	$ 600	$ 1,800
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	48,491	158,823	317,186
Severance Cost	$ 2,324	$ 2,680	$ 2,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.63	$ 3.02	$ 3.05
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 318	$ 308	$ 287
Advertising Expense	$ 669	627	442
Defined Contribution Plan, Description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $19 during the years ended December 31, 2018 and 2019, plus a catch-up contribution of $6 for participants age 50 or over. The Group matches 50% of employees' contributions, up to a maximum of 6% of the employees' annual pay.
Operating Lease, Right-of-Use Asset	$ 29,688
Operating Lease, Liability	31,676
Investments in marketable securities	0
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Costs and Expenses	38	242
Other Receivables And Prepaid Expenses [Member]
Contract with Customer, Asset, Net	460	422
Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,323	5,734	$ 8,290
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
SEC Schedule, 12-09, Reserve, Warranty [Member]
Valuation Allowances and Reserves, Balance	$ 284	323
Allowance For Sales Return [Member]
Provision for Sales Return	$ 1,885	$ 2,272
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 33,122
Operating Lease, Liability				$ 33,122